INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Statutory federal income tax rate

The provision for Federal income tax consists of the following:

	For the Years Ended December 31,
	2016	2015
Federal income tax benefit attributable to:
Current operations	$20,860	$24,918
Less: valuation Allowance	(20,860)	(24,918)
Net provision for Federal income taxes	$-	$-

Cumulative net deferred tax assets

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	December 31	December 31
	2016	2015
Deferred tax assets attributable to:
Net operating loss carryover	$61,463	$40,603
Less: valuation Allowance	(61,463)	(40,603)
Net deferred tax assets	$-	$-